Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash	₩ 9,189	₩ 12,312
Demand deposits and checking accounts	2,220,202	2,537,545
Time deposits	1,908,284	1,473,081
Other cash equivalents	2,630,223	2,647,941
Cash and cash equivalents	₩ 6,767,898	₩ 6,670,879